12. FAIR VALUE MEASUREMENTS (Details 1) - $ / shares	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 30, 2017	Jun. 30, 2017		Dec. 31, 2016
Volatility (1)	72.50%	90.00%
Warrant G Member
Volatility (1)		63.80%	[1]	63.60%
Expected term (years)		6 months 29 days		1 year 29 days
Risk free interest rate		1.157%		0.879%
Common stock price		$ 10.00		$ 12.00
Exercise price		$ 9.22		$ 10.00
Warrant H Member
Volatility (1)		59.20%	[1]	79.10%
Expected term (years)		1 year 6 months 29 days		2 years 29 days
Risk free interest rate		1.322%		1.223%
Common stock price		$ 10.00		$ 12.00
Exercise price		$ 9.22		$ 12.00
Warrant I Member
Volatility (1)		77.20%	[1]	70.80%
Expected term (years)		2 years 6 months 29 days		3 years 29 days
Risk free interest rate		1.479%		1.489%
Common stock price		$ 10.00		$ 12.00
Exercise price		$ 9.22		$ 14.00
Warrant J Member
Volatility (1)				65.80%
Expected term (years)				4 years
Risk free interest rate				1.699%
Common stock price				$ 12.00
Exercise price				$ .03
Warrant K Member
Volatility (1)				65.80%
Expected term (years)				4 years
Risk free interest rate				1.699%
Common stock price				$ 12.00
Exercise price				$ .03

[1]	"Level 3"input.